Product Returns Liability (Tables)	3 Months Ended
Mar. 31, 2014
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Beginning of period	$42.0	$46.0
Expenditures	(10.5)	(11.2)
Provisions	12.6	10.2

End of period	$44.1	$45.0